Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Jan. 31, 2016	Jun. 30, 2015
Documentand Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	BK
Entity Registrant Name	Bank of New York Mellon CORP
Entity Central Index Key	0001390777
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding (shares)		1,075,800,941
Entity Public Float			$ 46,364,551,489